Purchase price allocation (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 01, 2015	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Cancellation of demand note	$ 140,000
Seller's credit note	47,000
Total Gross Considertaion	194,160
Assets acquired
Cash and cash equivalents	7,695
Amounts due from affiliates	4,101
Inventory	1,038
Prepaid expenses and other receivables	199
Vessel	355,700
Other long term assets	86
Total assets excluding goodwill	387,819
Liabilities assumed
Trade payables	(311)
Amounts due from owners and affiliates	(773)
Accrued liabilities and other payables	(4,304)
Total long term debt	(184,698)
Derivative instruments	(3,824)
Total liabilities assumed	(193,910)
Total identifiable net assets	193,909
Goodwill	251	$ 251
Total consideration	194,160
Above market time character [Member]
Assets acquired
Intangibles:	11,000
Option for time charter extension [Member]
Assets acquired
Intangibles:	8,000
Working Capital Adjustment [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total Gross Considertaion	$ 7,160